Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Short Duration Plus Portfolio

December 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 49.7%
United States – 49.7%
U.S. Treasury Notes 4.25%, 09/30/2024	U.S.$	5,741	$5,711,100
4.25%, 12/31/2024		20,699	20,589,235
4.375%, 10/31/2024		11,470	11,419,620
4.375%, 08/31/2028		586	598,889
4.50%, 11/30/2024		8,826	8,793,301
5.00%, 09/30/2025		9,367	9,463,496

Total Governments - Treasuries (cost $56,642,734)			56,575,641

CORPORATES - INVESTMENT GRADE – 15.5%
Financial Institutions – 8.9%
Banking – 7.1%
AIB Group PLC 7.583%, 10/14/2026(a)		681	703,132
Banco Bilbao Vizcaya Argentaria SA 5.862%, 09/14/2026		600	603,258
Banco Santander SA 4.175%, 03/24/2028		200	192,398
Bank of Ireland Group PLC 6.253%, 09/16/2026(a)		343	346,800
CaixaBank SA 6.684%, 09/13/2027(a)		228	233,705
Cooperatieve Rabobank UA 3.75%, 07/21/2026		282	270,317
Danske Bank A/S 3.773%, 03/28/2025(a)		353	350,974
Deutsche Bank AG/New York NY 7.146%, 07/13/2027		164	170,355
HSBC Holdings PLC 2.999%, 03/10/2026		595	577,180
4.755%, 06/09/2028		790	778,900
Nationwide Building Society 2.972%, 02/16/2028(a)		310	288,195
PNC Financial Services Group, Inc. (The) 6.615%, 10/20/2027		323	335,203
Santander Holdings USA, Inc. 6.499%, 03/09/2029		159	164,478
Santander UK Group Holdings PLC 6.833%, 11/21/2026		407	414,827
Societe Generale SA 2.797%, 01/19/2028(a)		367	339,501
6.447%, 01/12/2027(a)		273	277,586
Standard Chartered PLC 0.991%, 01/12/2025(a)		621	620,099
6.17%, 01/09/2027(a)		200	203,058
Sumitomo Mitsui Financial Group, Inc. 5.464%, 01/13/2026		757	763,222
UBS Group AG 6.373%, 07/15/2026(a)		479	485,203

			8,118,391

	Principal Amount (000)		U.S. $ Value

Finance – 0.4%
Aviation Capital Group LLC 1.95%, 01/30/2026(a)	U.S.$	298	$276,067
1.95%, 09/20/2026(a)		99	89,753
5.50%, 12/15/2024(a)		65	64,637

			430,457

REITs – 1.4%
American Tower Corp. 5.25%, 07/15/2028		106	107,753
Vornado Realty LP 2.15%, 06/01/2026		426	384,128
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.75%, 09/17/2024(a)		1,072	1,050,196

			1,542,077

			10,090,925

Industrial – 6.4%
Basic – 0.5%
Glencore Funding LLC 4.625%, 04/29/2024(a)		623	620,165

Communications - Media – 0.6%
Prosus NV 3.257%, 01/19/2027(a)		367	337,296
Warnermedia Holdings, Inc. 3.788%, 03/15/2025		359	351,583

			688,879

Consumer Cyclical - Automotive – 1.3%
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)		577	536,766
Hyundai Capital America 2.75%, 09/27/2026(a)		1,010	944,582

			1,481,348

Consumer Cyclical - Other – 0.2%
Las Vegas Sands Corp. 3.20%, 08/08/2024		227	222,594

Consumer Non-Cyclical – 1.0%
BAT International Finance PLC 5.931%, 02/02/2029		238	247,373
Philip Morris International, Inc. 4.875%, 02/13/2026		445	446,264
5.00%, 11/17/2025		407	408,876

			1,102,513

Energy – 1.7%
Canadian Natural Resources Ltd. 2.05%, 07/15/2025		663	631,879
Continental Resources, Inc./OK 2.268%, 11/15/2026(a)		618	568,980

	Principal Amount (000)		U.S. $ Value

Marathon Oil Corp. 4.40%, 07/15/2027	U.S.$	352	$343,605
Var Energi ASA 7.50%, 01/15/2028(a)		349	370,952

			1,915,416

Technology – 0.5%
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		641	583,957

Transportation - Airlines – 0.6%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		700	690,144

			7,305,016

Utility – 0.2%
Electric – 0.2%
Alexander Funding Trust II 7.467%, 07/31/2028(a)		240	252,081

Total Corporates - Investment Grade (cost $17,854,038)			17,648,022

COLLATERALIZED MORTGAGE OBLIGATIONS – 6.5%
Risk Share Floating Rate – 5.6%
Bellemeade Re Ltd. Series 2021-3A, Class A2 6.337% (SOFR + 1.00%), 09/25/2031(a) (b)		480	476,547
Series 2022-2, Class M1A 9.337% (SOFR + 4.00%), 09/27/2032(a) (b)		858	877,053
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M1 6.087% (SOFR + 0.75%), 10/25/2041(a) (b)		15	15,474
Series 2021-R03, Class 1M1 6.187% (SOFR + 0.85%), 12/25/2041(a) (b)		312	311,224
Series 2022-R05, Class 2M1 7.237% (SOFR + 1.90%), 04/25/2042(a) (b)		100	100,176
Series 2022-R08, Class 1M1 7.887% (SOFR + 2.55%), 07/25/2042(a) (b)		634	649,768
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3 8.752% (SOFR + 3.41%), 10/25/2027(b)		34	34,439
Series 2021-DNA5, Class M2 6.987% (SOFR + 1.65%), 01/25/2034(a) (b)		124	124,683

	Principal Amount (000)		U.S. $ Value

Series 2021-DNA6, Class M1 6.137% (SOFR + 0.80%), 10/25/2041(a) (b)	U.S.$	208	$207,314
Series 2021-DNA7, Class M1 6.187% (SOFR + 0.85%), 11/25/2041(a) (b)		496	493,106
Series 2021-HQA4, Class M1 6.287% (SOFR + 0.95%), 12/25/2041(a) (b)		386	380,992
Series 2022-DNA1, Class M1A 6.337% (SOFR + 1.00%), 01/25/2042(a) (b)		286	284,740
Series 2022-DNA2, Class M1A 6.637% (SOFR + 1.30%), 02/25/2042(a) (b)		275	274,845
Series 2022-DNA4, Class M1A 7.537% (SOFR + 2.20%), 05/25/2042(a) (b)		253	256,332
Series 2022-DNA5, Class M1A 8.287% (SOFR + 2.95%), 06/25/2042(a) (b)		352	361,204
Series 2022-HQA1, Class M1A 7.437% (SOFR + 2.10%), 03/25/2042(a) (b)		354	356,721
Series 2022-HQA2, Class M1A 7.987% (SOFR + 2.65%), 07/25/2042(a) (b)		623	637,853
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 10.352% (SOFR + 5.01%), 11/25/2024(b)		151	155,448
Series 2015-C01, Class 1M2 9.752% (SOFR + 4.41%), 02/25/2025(b)		26	26,457
Series 2015-C02, Class 1M2 9.452% (SOFR + 4.11%), 05/25/2025(b)		8	8,230
Series 2021-R02, Class 2M1 6.237% (SOFR + 0.90%), 11/25/2041(a) (b)		234	233,834
PMT Credit Risk Transfer Trust Series 2019-3R, Class A 9.153% (SOFR + 3.81%), 11/27/2031(a) (b)		19	19,254
Triangle Re Ltd. Series 2021-3, Class M1A 7.237% (SOFR + 1.90%), 02/25/2034(a) (b)		53	52,920

			6,338,614

	Principal Amount (000)		U.S. $ Value

Agency Floating Rate – 0.7%
Federal Home Loan Mortgage Corp. REMICs Series 4248, Class QF 5.953% (SOFR + 0.61%), 06/15/2039(b)	U.S.$	227	$223,218
Series 4286, Class VF 5.903% (SOFR + 0.56%), 12/15/2043(b)		199	194,200
Federal National Mortgage Association REMICs Series 2013-57, Class FN 5.802% (SOFR + 0.46%), 06/25/2043(b)		147	143,064
Series 2014-49, Class AF 5.487% (SOFR + 0.43%), 08/25/2044(b)		251	244,329

			804,811

Agency Fixed Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICs Series 4029, Class NE 2.50%, 03/15/2041		172	164,415

Non-Agency Floating Rate – 0.0%
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 7.57% (SOFR + 2.21%), 04/25/2047(a) (b)		48	48,176

Total Collateralized Mortgage Obligations (cost $7,328,472)			7,356,016

ASSET-BACKED SECURITIES – 6.3%
Autos - Fixed Rate – 4.6%
ACM Auto Trust Series 2023-1A, Class A 6.61%, 01/22/2030(a)		119	119,253
Carmax Auto Owner Trust Series 2021-1, Class C 0.94%, 12/15/2026		190	178,854
Carvana Auto Receivables Trust Series 2021-N1, Class C 1.30%, 01/10/2028		151	142,270
CPS Auto Receivables Trust Series 2021-B, Class C 1.23%, 03/15/2027(a)		82	81,762
Series 2023-A, Class A 5.54%, 03/16/2026(a)		148	147,949
Donlen Fleet Lease Funding 2 LLC Series 2021-2, Class C 1.20%, 12/11/2034(a)		371	356,016
Drive Auto Receivables Trust Series 2021-1, Class C 1.02%, 06/15/2027		40	39,789
DT Auto Owner Trust Series 2021-2A, Class C 1.10%, 02/16/2027(a)		133	131,460
Enterprise Fleet Financing LLC Series 2023-2, Class A2 5.56%, 04/22/2030(a)		720	721,946
Exeter Automobile Receivables Trust Series 2021-1A, Class C 0.74%, 01/15/2026		9	8,649

	Principal Amount (000)		U.S. $ Value

First Investors Auto Owner Trust Series 2021-1A, Class C 1.17%, 03/15/2027(a)	U.S.$	351	$341,541
Flagship Credit Auto Trust Series 2020-4, Class C 1.28%, 02/16/2027(a)		443	434,102
Ford Credit Auto Owner Trust Series 2021-1, Class C 1.91%, 10/17/2033(a)		202	185,290
Foursight Capital Automobile Receivables Trust Series 2021-1, Class C 1.02%, 09/15/2026(a)		131	130,060
Hertz Vehicle Financing III LLC Series 2022-1A, Class A 1.99%, 06/25/2026(a)		562	536,975
JPMorgan Chase Bank, NA - CACLN Series 2020-2, Class D 1.487%, 02/25/2028(a)		3	2,713
Series 2021-2, Class B 0.889%, 12/26/2028(a)		88	86,355
Prestige Auto Receivables Trust Series 2022-1A, Class A2 5.90%, 07/15/2025(a)		189	189,245
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A, Class A 5.38%, 11/25/2030(a)		369	365,569
Santander Consumer Auto Receivables Trust Series 2021-AA, Class D 1.57%, 01/15/2027(a)		727	680,433
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.48%, 01/15/2027		306	299,667

			5,179,898

Other ABS - Fixed Rate – 1.7%
Affirm Asset Securitization Trust Series 2021-Z1, Class A 1.07%, 08/15/2025(a)		22	22,042
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(a)		206	204,972
Atalaya Equipment Leasing Trust Series 2021-1A, Class A2 1.23%, 05/15/2026(a)		71	70,702
Avant Loans Funding Trust Series 2021-REV1, Class A 1.21%, 07/15/2030(a)		246	244,633
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(a)		100	88,643

	Principal Amount (000)		U.S. $ Value

College Ave Student Loans LLC Series 2021-C, Class A2 2.32%, 07/26/2055(a)	U.S.$	364	$314,693
Dext ABS LLC Series 2021-1, Class A 1.12%, 02/15/2028(a)		231	224,963
MVW LLC Series 2021-2A, Class A 1.43%, 05/20/2039(a)		283	259,718
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(a)		220	191,249
Nelnet Student Loan Trust Series 2021-CA, Class AFX 1.32%, 04/20/2062(a)		285	255,667
Series 2021-DA, Class AFX 1.63%, 04/20/2062(a)		94	85,659

			1,962,941

Total Asset-Backed Securities (cost $7,456,992)			7,142,839

INFLATION-LINKED SECURITIES – 3.1%
United States – 3.1%
U.S. Treasury Inflation Index 0.25%, 07/15/2029 (TIPS) (cost $3,355,215)		3,755	3,478,399

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.7%
Non-Agency Fixed Rate CMBS – 1.4%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(a)		185	133,249
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(c)		380	365,225
Series 2021-1, Class A2 2.435%, 08/15/2026(c)		538	518,979
Series 2021-1, Class AS 2.638%, 08/15/2026(c)		18	16,932
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035(c)		470	457,027
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)		109	106,899

			1,598,311

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate CMBS – 0.3%
CLNY Trust Series 2019-IKPR, Class D 7.50% (SOFR + 2.14%), 11/15/2038(a) (b)	U.S.$	180	$164,909
GCT Commercial Mortgage Trust Series 2021-GCT, Class B 6.727% (SOFR + 1.36%), 02/15/2038(a) (b)		469	194,400

			359,309

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-51, Class IO 0.94%, 08/16/2046(d)		243	3,340

Total Commercial Mortgage-Backed Securities (cost $2,374,857)			1,960,960

AGENCIES – 0.7%
Agency Debentures – 0.7%
Federal National Mortgage Association 2.50%, 02/05/2024 (cost $809,939)		810	807,850

MORTGAGE PASS-THROUGHS – 0.6%
Agency Fixed Rate 30-Year – 0.6%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049		120	111,776
3.50%, 11/01/2049		371	346,252
Government National Mortgage Association Series 2002 7.50%, 03/15/2032		23	24,461
Series 2009 5.00%, 10/15/2039		195	197,792

			680,281

Agency Fixed Rate 15-Year – 0.0%
Federal Home Loan Mortgage Corp. Gold Series 2011 5.00%, 07/01/2025		1	1,240

Total Mortgage Pass-Throughs (cost $744,368)			681,521

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.1%
United States – 0.1%
New Jersey Turnpike Authority Series 2021-B 1.047%, 01/01/2026 (cost $125,000)		125	116,738

	Principal Amount (000)		U.S. $ Value

SHORT-TERM INVESTMENTS – 16.6%
U.S. Treasury Bills – 16.6%
U.S. Treasury Bill Zero Coupon, 01/23/2024 (cost $18,894,717)	U.S.$	18,955	$18,896,973

Total Investments – 100.8% (cost $115,586,332)(e)			114,664,959
Other assets less liabilities – (0.8)%			(856,619)

Net Assets – 100.0%			$113,808,340

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	234	March 2024	$48,183,891	$435,708
U.S. T-Note 5 Yr (CBT) Futures	129	March 2024	14,031,774	264,296

				$700,004

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 41, 5 Year Index, 12/20/2028*	(5.00)%	Quarterly	3.56%	USD	1,752	$(104,717)	$(15,985)	$(88,732)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,830	05/21/2031	1.365%	1 Day SOFR	Annual	$455,010	$341,136	$113,874

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $22,885,155 or 20.1% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2023.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.19% of net assets as of December 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021-08/03/2023	$367,269	$365,225	0.32%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021-09/06/2022	547,432	518,979	0.46%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021-04/01/2021	18,267	16,932	0.01%
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	498,079	457,027	0.40%

(d)	IO - Interest Only.
(e)

As of December 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,283,638 and gross unrealized depreciation of investments was $(1,479,865), resulting in net unrealized depreciation of $(196,227).

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TIPS – Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

December 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$56,575,641	$—	$56,575,641
Corporates - Investment Grade	—	17,648,022	—	17,648,022
Collateralized Mortgage Obligations	—	7,356,016	—	7,356,016
Asset-Backed Securities	—	7,142,839	—	7,142,839
Inflation-Linked Securities	—	3,478,399	—	3,478,399
Commercial Mortgage-Backed Securities	—	1,960,960	—	1,960,960
Agencies	—	807,850	—	807,850
Mortgage Pass-Throughs	—	681,521	—	681,521
Local Governments - US Municipal Bonds	—	116,738	—	116,738
Short-Term Investments	—	18,896,973	—	18,896,973

Total Investments in Securities	—	114,664,959	—	114,664,959
Other Financial Instruments(a):
Assets:
Futures	700,004	—	—	700,004
Centrally Cleared Interest Rate Swaps	—	455,010	—	455,010
Liabilities:
Centrally Cleared Credit Default Swaps	—	(104,717)	—	(104,717)

Total	$700,004	$115,015,252	$—	$115,715,256

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.